Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.87%
Alabama: 3.96%
Education revenue: 0.53%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,002,772
Resource recovery revenue: 1.27%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	500,000	484,830
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	1,903,776
				2,388,606
Utilities revenue: 2.16%
Black Belt Energy Gas District Series B	5.00	10-1-2035	1,500,000	1,501,335
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,000,000	1,057,607
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	1,500,000	1,508,482
				4,067,424
				7,458,802
Arizona: 1.45%
Education revenue: 0.45%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	850,409
Health revenue: 1.00%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	2,400,000	1,869,031
				2,719,440
Arkansas: 0.54%
Industrial development revenue: 0.54%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,007,662
California: 5.22%
Airport revenue: 0.54%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,010,195
Health revenue: 0.24%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	462,054
Housing revenue: 1.41%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,866,164
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	363,745
Compton PFA144A	4.00	9-1-2027	425,000	425,050
				2,654,959
Utilities revenue: 3.03%
California Community Choice Financing Authority Series A-1øø	5.00	4-1-2056	2,500,000	2,642,749
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series Cøø	5.25%	1-1-2054	$1,000,000	$1,057,806
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	2,000,000	2,000,000
				5,700,555
				9,827,763
Colorado: 10.29%
Education revenue: 0.21%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	402,346
GO revenue: 6.94%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	1,015,000	1,000,222
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	1,000,000	983,667
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	964,080
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,141,000	1,142,627
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,228,392
Mirabelle Metropolitan District No. 2 Series B	6.13	12-15-2049	1,591,000	1,563,418
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,167,440
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	981,665
St. Vrain Lakes Metropolitan District No. 4 Series A CCAB144A¤	0.00	9-20-2054	1,000,000	732,845
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,496,782
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	494,935
Village Metropolitan District Series A	5.75	12-1-2055	1,300,000	1,302,485
				13,058,558
Health revenue: 1.06%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Dø	2.75	5-15-2064	2,000,000	2,000,000
Miscellaneous revenue: 0.78%
Pinery Commercial Metropolitan District No. 2	5.75	12-1-2054	1,500,000	1,467,966
Tax revenue: 1.03%
Palisade Metropolitan District No. 2 Series B CCAB144A¤	0.00	12-15-2054	1,000,000	966,853
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	961,973
				1,928,826
Transportation revenue: 0.27%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,329
				19,358,025
See accompanying notes to portfolio of investments
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 2.40%
Health revenue: 2.40%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B (PNC Bank N.A. LOC)ø##	2.42%	7-1-2056	$3,000,000	$3,000,000
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	6.50	10-1-2055	1,500,000	1,519,022
				4,519,022
Delaware: 0.27%
Health revenue: 0.27%
Delaware State EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	500,000	502,383
District of Columbia: 1.60%
Education revenue: 1.43%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	923,030
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,940,000	1,770,630
				2,693,660
Tobacco revenue: 0.17%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	305,000	315,054
				3,008,714
Florida: 7.57%
Education revenue: 2.69%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,026,834
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,951,728
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	663,743
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	419,215
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,000,137
				5,061,657
Health revenue: 3.35%
Capital Trust Authority AIDS Healthcare Foundation Obligated Group Series A	4.75	12-1-2042	860,000	859,954
City of Venice Southwest Florida Retirement Center, Inc. Obligated Group Series A144A	5.50	1-1-2055	1,000,000	966,892
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	500,000	501,388
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	214,575
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	1,983,992
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	1,000,000	957,485
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	817,487
				6,301,773
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.47%
Capital Projects Finance Authority UnionWest Properties LLC Series 2024A-1144A	5.00%	6-1-2054	$1,000,000	$888,438
Miscellaneous revenue: 0.85%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	975,000	954,045
Village Community Development District No. 16 Series 2025 Special Assessment	4.88	5-1-2045	650,000	649,103
				1,603,148
Water & sewer revenue: 0.21%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	397,740
				14,252,756
Georgia: 1.65%
Housing revenue: 0.40%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	745,000	745,477
Industrial development revenue: 0.71%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,344,315
Tax revenue: 0.54%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,020,759
				3,110,551
Guam: 0.28%
Airport revenue: 0.28%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	519,146
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,213
Illinois: 5.54%
Education revenue: 0.49%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	219,214
Illinois Finance Authority Art in Motion Series A144A	5.00	7-1-2051	1,000,000	708,052
				927,266
GO revenue: 3.23%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	523,118
Chicago Board of Education Series A	5.75	12-1-2050	2,000,000	1,999,880
Chicago Board of Education Series C	6.00	12-1-2038	1,500,000	1,622,461
Chicago Board of Education Series D	5.00	12-1-2046	1,000,000	913,221
See accompanying notes to portfolio of investments
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago Series A	5.50%	1-1-2041	$500,000	$509,949
City of Chicago Series A	5.50	1-1-2043	500,000	506,572
				6,075,201
Housing revenue: 0.53%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	995,162
Miscellaneous revenue: 0.80%
Illinois Finance Authority Chicago Theatre Group, Inc. Series A144A	6.13	10-1-2050	1,500,000	1,501,706
Tax revenue: 0.49%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	930,000	934,720
				10,434,055
Indiana: 1.07%
Industrial development revenue: 1.07%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	475,051
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,543,423
				2,018,474
Iowa: 1.26%
Health revenue: 0.90%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2049	1,000,000	932,740
Iowa Finance Authority Presbyterian Homes Mill Pond Apartment, Inc.	5.50	10-1-2045	750,000	760,866
				1,693,606
Housing revenue: 0.36%
City of Stuart Series B	5.25	6-1-2045	680,000	681,847
				2,375,453
Kansas: 1.13%
Health revenue: 0.49%
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	926,551
Tax revenue: 0.64%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,080,000	1,191,175
				2,117,726
Kentucky: 0.53%
Health revenue: 0.53%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	992,708
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.69%
Airport revenue: 0.69%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00%	1-1-2048	$1,305,000	$1,304,382
Maryland: 1.21%
Tax revenue: 0.22%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	407,327
Transportation revenue: 0.99%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,860,884
				2,268,211
Massachusetts: 0.53%
Health revenue: 0.53%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	994,954
Michigan: 0.33%
Education revenue: 0.29%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	121,892
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	447,500	424,310
				546,202
Miscellaneous revenue: 0.04%
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	80,000	80,063
				626,265
Minnesota: 1.91%
Education revenue: 1.29%
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	195,163
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,007,084
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	740,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	485,260
				2,427,507
Health revenue: 0.27%
City of Rochester Mayo Clinicø	2.35	11-15-2047	500,000	500,000
Housing revenue: 0.35%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	310,000	310,052
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	350,000	350,124
				660,176
				3,587,683
See accompanying notes to portfolio of investments
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 1.17%
Education revenue: 0.52%
HEFA of the State of Missouri BSDS, Inc.144A	6.25%	6-1-2046	$1,000,000	$980,274
Health revenue: 0.65%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,222,290
				2,202,564
New Hampshire: 0.60%
Miscellaneous revenue: 0.60%
New Hampshire Business Finance Authority The Astro Sunterra Project CAB144A¤	0.00	12-15-2034	2,000,000	1,129,403
New Jersey: 1.25%
Airport revenue: 0.26%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	494,521
Education revenue: 0.89%
Camden County Improvement Authority Prep High School Project144A	5.00	7-15-2042	1,175,000	1,176,899
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	500,245
				1,677,144
Industrial development revenue: 0.10%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	175,000	175,203
				2,346,868
New York: 11.48%
Airport revenue: 4.18%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,050,776
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,714,544
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,000,000	1,080,301
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,035,854
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.13	6-30-2060	1,000,000	992,310
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	999,951
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	1,000,024
				7,873,760
Education revenue: 3.42%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	959,093
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,161,719
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	7.00%	4-15-2053	$2,000,000	$2,032,837
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	384,913
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	911,747
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	360,886
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	618,422
				6,429,617
GO revenue: 1.06%
City of New York Series 3ø	2.90	4-1-2042	2,000,000	2,000,000
Health revenue: 1.75%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25	10-1-2049	1,000,000	1,003,931
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38	8-1-2054	1,500,000	1,362,157
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	917,351
				3,283,439
Miscellaneous revenue: 0.54%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,016,816
Water & sewer revenue: 0.53%
New York City Municipal Water Finance Authority Water & Sewer System Series EE-1 (U.S. Bank N.A. SPA)ø	2.75	6-15-2045	1,000,000	1,000,000
				21,603,632
North Carolina: 0.80%
Health revenue: 0.80%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,510,819
Ohio: 0.75%
Health revenue: 0.75%
County of Muskingum Genesis Healthcare System Obligated Group	5.00	2-15-2048	1,500,000	1,405,158
Oklahoma: 0.51%
Housing revenue: 0.51%
Murray County Educational Facilities Authority Independent School District No. 10 Davis	4.75	9-1-2043	1,000,000	958,369
Pennsylvania: 4.69%
Education revenue: 1.00%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,250,000	1,140,681
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	738,028
				1,878,709
See accompanying notes to portfolio of investments
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 2.33%
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00%	11-1-2051	$1,000,000	$1,002,802
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,500,000	1,431,447
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.23	9-1-2050	250,000	250,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	750,000	751,774
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	939,732
				4,375,755
Resource recovery revenue: 1.36%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,567,029
Pennsylvania EDFA Noble Environmental, Inc. AMT144Aøø	5.45	3-1-2056	1,000,000	1,001,075
				2,568,104
				8,822,568
Puerto Rico: 0.76%
Tax revenue: 0.76%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00	7-1-2058	1,500,000	1,425,971
South Carolina: 2.64%
Education revenue: 0.80%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	473,843
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,029,633
				1,503,476
Health revenue: 1.03%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.13	4-1-2046	750,000	750,505
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.38	4-1-2056	250,000	249,400
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	931,805
				1,931,710
Housing revenue: 0.81%
South Carolina Jobs-EDA Connexion Communities Obligated Group Series A-1144A	6.25	10-15-2042	1,500,000	1,528,220
				4,963,406
Tennessee: 0.95%
Housing revenue: 0.68%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,288,429
Tax revenue: 0.27%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	505,918
				1,794,347
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 6.70%
Education revenue: 1.43%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00%	3-1-2034	$320,000	$320,259
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,420,198
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	680,867
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	265,000	264,392
				2,685,716
GO revenue: 0.42%
City of Port Isabel144A	5.10	2-15-2049	850,000	797,458
Health revenue: 0.93%
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	963,068
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	784,305
				1,747,373
Housing revenue: 1.18%
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	6.50	10-1-2055	2,180,000	2,224,080
Industrial development revenue: 1.76%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	500,000	527,636
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	2,000,000	1,899,316
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	887,631
				3,314,583
Tax revenue: 0.39%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	1,000,000	734,457
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	195,094
Water & sewer revenue: 0.49%
RBC Municipal Products, Inc. Trust Series 2026-G-129 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.45	3-1-2030	915,000	915,000
				12,613,761
Utah: 5.50%
Education revenue: 0.77%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,570,000	1,455,438
See accompanying notes to portfolio of investments
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.79%
Soleil Hills Public Infrastructure District No. 1 Series A144A	5.88%	3-1-2055	$1,500,000	$1,480,865
Miscellaneous revenue: 2.38%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	925,000	769,237
Northpoint Infrastructure Financing District Assessment Area144A%%	6.63	12-1-2055	1,500,000	1,475,925
Pine View Public Infrastructure District No. 2 Firelight Assessment Area No. 1144A	6.25	12-1-2055	1,000,000	990,951
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,247,268	1,250,729
				4,486,842
Tax revenue: 1.56%
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	500,000	509,861
South Salt Lake Redevelopment Agency144A	6.25	4-15-2046	1,500,000	1,519,995
UIPA Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	902,115
				2,931,971
				10,355,116
Virginia: 1.31%
Health revenue: 0.29%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	539,613
Transportation revenue: 1.02%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2047	1,000,000	974,080
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	1,000,000	954,334
				1,928,414
				2,468,027
Washington: 4.39%
Airport revenue: 0.67%
Washington EDFA AMTøø	5.88	12-1-2045	1,250,000	1,262,813
Health revenue: 2.83%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,536,795
King County Public Hospital District No. 4 Series A	6.63	12-1-2045	1,000,000	1,001,940
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,006,954
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	754,748
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,025,032
				5,325,469
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.89%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75%	1-1-2053	$1,290,000	$1,231,252
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	446,149
				1,677,401
				8,265,683
West Virginia: 1.46%
Tax revenue: 1.46%
County of Ohio Highlands Project	5.25	6-1-2053	1,000,000	974,140
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,766,702
				2,740,842
Wisconsin: 5.35%
Education revenue: 3.62%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	999,988
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	709,109
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,108,339
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,476,335
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,269,451
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,246,545
				6,809,767
Health revenue: 1.46%
Wisconsin HEFA Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,262,814
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,484,575
				2,747,389
Housing revenue: 0.27%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	519,772
				10,076,928
Total municipal obligations (Cost $193,494,660)				187,937,850

		Yield	Shares
Short-term investments: 0.36%
Investment companies: 0.36%
Allspring Government Money Market Fund Select Class♠∞##		3.60	690,956	690,956
Total short-term investments (Cost $690,956)				690,956
Total investments in securities (Cost $194,185,616)	100.23%			188,628,806
Other assets and liabilities, net	(0.23)			(442,077)
Total net assets	100.00%			$188,186,729

See accompanying notes to portfolio of investments
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NTO	New Terminal One
PFA	Public Finance Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,291,592	$57,908,334	$(59,508,970)	$0	$0	$690,956	690,956	$44,709
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 13

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$187,937,850	$0	$187,937,850
Short-term investments
Investment companies	690,956	0	0	690,956
Total assets	$690,956	$187,937,850	$0	$188,628,806
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
14 | Allspring High Yield Municipal Bond Fund